Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of the Expected Repayment Amount of the Debt Obligations

The expected repayment amount of the debt obligations are as follows:

	1 – 12 months	13 – 24 months	25 – 36 months	37 – 48 months	49 – 60 months and beyond	Total
	(RMB in thousands)
Funding debts obligations
Liabilities to funding partners	3,101,381	696,852	—	—	—	3,798,233
Interest payments (i)	247,104	48,012	—	—	—	295,116
Total funding debts obligations	3,348,485	744,864	—	—	—	4,093,349
Short–term borrowings	1,799,741	—	—	—	—	1,799,741
Interest payments (i)	40,366	—	—	—	—	40,366
Total short–term borrowings obligations	1,840,107	—	—	—	—	1,840,107
Convertible notes	—	1,912,710	—	—	—	1,912,710
Interest payments (i)	38,254	36,660	—	—	—	74,914
Total convertible notes obligations	38,254	1,949,370	—	—	—	1,987,624
Commitment to purchase delinquent loans (ii)	826,839	—	—	—	—	826,839
Total purchase obligations	826,839	—	—	—	—	826,839
(i)
Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2021.
(ii)
With respect to the arrangements with certain Institutional Funding Partners, the Group is required to purchase the off-balance sheet loans funded by those Institutional Funding Partners when the loans become delinquent for a certain period of time consecutively or cumulatively. Commitment to purchase delinquent loans represents the Group’s noncancelable obligations to purchase those delinquent loans which is yet to be sold by those Institutional Funding Partners as of December 31, 2021.